Fees Summary	Dec. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,627,000
Previously Paid Amount	0.00
Total Fee Amount	402.19
Total Offset Amount	0.00
Net Fee	402.19
Narrative - Max Aggregate Offering Price	$ 2,627,000
Final Prospectus	true